UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Westwood Global Investments, LLC
Address: 	99 Summer St.
		Suite 1130
		Boston, MA 02110


Form 13F File Number: 28-11863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Margaret M. Reynolds
Title: 	Principal
Phone: 	617-428-4045

Signature, Place, and Date of Signing:

Margaret M. Reynolds		Boston, MA			05/11/12
 [Signature] 			[City, State]			 [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: (thousands) 1,221,247


Column1                       Column2     Column3      Column4   Column5   Column6 Column7   Column8
Name                           Class      Cusip        $value    Shares    Inv DiscOther MgrsVoting Auth
                                                       000                                   Sole
Petroleo Brasileiro SA Pe  Sponsored ADR    71654V408   139,447   5,250,259  Sole      NA      5,250,259
Itau Unibanco              Sponsored ADR    465562106   264,174  13,766,243  Sole      NA     13,766,243
Tenaris                    Sponsored ADR    88031M109   162,206   4,242,893  Sole      NA      4,242,893
Petroleo Brasileiro SA Pe  Sponsored ADR    71654V101   106,228   4,156,039  Sole      NA      4,156,039
Central European Media En  Common Shares    G20045202    20,078   2,827,866  Sole      NA      2,827,866
Wipro LTD                  Sponsored ADR    97651M109    75,729   6,884,412  Sole      NA      6,884,412
Grupo Televisa             Sponsored ADR    40049J206   159,655   7,573,787  Sole      NA      7,573,787
China Mobile               Sponsored ADR    16941M109     253         4,591  Sole      NA          4,591
Taiwan Semiconductor       Sponsored ADR    874039100    3,851      252,007  Sole      NA        252,007
America Movil SA de CV   Spons. ADR L shs   02364W105   284,498  11,457,849  Sole      NA     11,457,849
Fibria Celulose SA         Sponsored ADR    31573A109    3,141      374,318  Sole      NA        374,318
Compania Cervecerias Unid  Sponsored ADR    204429104    1,987       25,252  Sole      NA        25,252